Discontinued and Held-for-sale Operations (Selected Income Statement Information for Discontinued Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest in Joint Venture	40.00%
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 666	$ 28	$ 0
Mortgage Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	0	439	562
Pretax income (loss) including direct costs to transact a sale	(1,741)	(1,282)	(811)
Tax (benefit) expense - Discontinued Operations	(592)	(443)	2
Insurance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	190	625	710
Pretax income (loss) including direct costs to transact a sale	319	86	145
Tax (benefit) expense - Discontinued Operations	(14)	53	39
Automotive Finance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	572	1,503	1,690
Pretax income (loss) including direct costs to transact a sale	660	786	820
Tax (benefit) expense - Discontinued Operations	(101)	235	92
Commercial Finance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total net (loss) revenue - Discontinued Operations	0	11	7
Pretax income (loss) including direct costs to transact a sale	0	83	44
Tax (benefit) expense - Discontinued Operations	0	2	3
MEXICO
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	274
Europe and Latin America [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	(488)
CANADA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 888